OPERATING LEASES (Details) - Schedule of revenues by lease and non-lease components - USD ($)	12 Months Ended
	Jul. 31, 2026	Jul. 31, 2025
Operating Leases
Base rent – fixed	$ 19,065,617	$ 20,441,035
Reimbursements of common area costs	623,146	740,924
Non-lease components (real estate taxes)	1,405,743	1,287,751
Rental income	21,094,506	22,469,710
Base rent – fixed
Company owned property	12,394,574	13,802,232
Leased property	6,671,043	6,638,803
Reimbursements of common area costs & Non lease components (real estate taxes)
Company owned property	1,218,149	1,200,313
Leased property	810,740	828,362
Net	$ 2,028,889	$ 2,028,675